Exhibit 99.7

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series Name	2023-5
Collection Period	January 2025
Payment Date	02/20/2025
Transaction Month	17
Anticipated Redemption Date	09/22/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$265,070,000.00	5.61%	09/08/2028
Class A-1b	$113,600,000.00	SOFR +0.68%	09/08/2028
Class B	$28,950,000.00	5.85%	09/08/2028
Class C	$17,380,000.00	6.09%	09/08/2028

Total	$425,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	02/12/2025
Compound SOFR for Interest Period	4.33763%
Spread over Compounded SOFR	0.68%
Note Interest Rate	5.01763%
Note Balance at the beginning of the Interest Period	$113,600,000.00
Days in the Interest Period	30
Note Monthly Interest	$475,002.31

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series 2023-5 Available Funds and other sources of funds
Series 2023-5 Allocation Percentage x Group One Available Funds	$29,679,293.60
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$29,679,293.60

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$4,632,152.59
Required Reserve Amount	$4,632,152.59
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$4,632,152.59

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$31.65	$31.65	$0.00	$0.00	$29,679,261.95
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$29,678,011.95
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$29,678,011.95
Asset Representations Reviewer Fee	$16.62	$16.62	$0.00	$0.00	$29,677,995.33
Supplemental ARR Fee	$70.05	$70.05	$0.00	$0.00	$29,677,925.28
Servicing Fee	$328,840.68	$328,840.68	$0.00	$0.00	$29,349,084.60
Class A-1a Note Interest	$1,239,202.25	$1,239,202.25	$0.00	$0.00	$28,109,882.35
Class A-1b Note Interest	$475,002.31	$475,002.31	$0.00	$0.00	$27,634,880.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,634,880.04
Class B Note Interest	$141,131.25	$141,131.25	$0.00	$0.00	$27,493,748.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,493,748.79
Class C Note Interest	$88,203.50	$88,203.50	$0.00	$0.00	$27,405,545.29
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,405,545.29
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$27,405,545.29
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,405,545.29
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$27,405,545.29
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$27,405,545.29
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$27,405,545.29
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$27,405,545.29
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$27,405,545.29
Class R Interest	$27,405,545.29	$27,405,545.29	$0.00	$0.00	$0.00

Total	$29,679,293.60	$29,679,293.60	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,239,202.25	$0.00	$0.00	$1,239,202.25
Class A-1b	$0.00	$0.00	$475,002.31	$0.00	$0.00	$475,002.31
Class B	$0.00	$0.00	$141,131.25	$0.00	$0.00	$141,131.25
Class C	$0.00	$0.00	$88,203.50	$0.00	$0.00	$88,203.50

Total	$0.00	$0.00	$1,943,539.31	$0.00	$0.00	$1,943,539.31

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.68	$0.00	$4.68
Class A-1b	$1,000.00	$4.18	$0.00	$4.18
Class B	$1,000.00	$4.88	$0.00	$4.88
Class C	$1,000.00	$5.08	$0.00	$5.08

Total	$1,000.00	$4.57	$0.00	$4.57

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$265,070,000.00	1.00	$265,070,000.00	1.00
Class A-1b	$113,600,000.00	1.00	$113,600,000.00	1.00
Class B	$28,950,000.00	1.00	$28,950,000.00	1.00
Class C	$17,380,000.00	1.00	$17,380,000.00	1.00

Total	$425,000,000.00	1.00	$425,000,000.00	1.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$212,500,000.00
Ending Principal Funding Account Limit	$212,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.